Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current liabilities
Unsecured senior notes	$ 1,722,452	$ 1,652,742
Unsecured revolving facilities	546,713	275,054
Conditional sales contracts	82,717	178,052
Other long-term debt	3,595	3,971
Unsecured term loan	0	199,609
Non-current portion of non-current borrowings	2,355,477	2,309,428	[1]
Current liabilities
Current portion of unsecured senior notes	150,000	0
Current portion of conditional sales contracts	72,121	93,087
Current portion of other long-term debt	377	366
Current borrowings and current portion of non-current borrowings	$ 222,498	$ 93,453

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))